Income Taxes:	12 Months Ended
Dec. 31, 2010
Income Taxes:
Income Taxes:

22. Income Taxes:

        For income tax purposes, distributions paid to common stockholders consist of ordinary income, capital gains, unrecaptured Section 1250 gain and return of capital or a combination thereof. The following table details the components of the distributions, on a per share basis, for the years ended December 31:

	2010		2009		2008
Ordinary income	$0.57	27.1%	$0.09	3.3%	$3.19	99.7%
Capital gains	0.04	1.9%	1.12	43.2%	0.01	0.3%
Unrecaptured Section 1250 gain	—	0.0%	0.93	35.8%	—	0.0%
Return of capital	1.49	71.0%	0.46	17.7%	—	0.0%

Dividends paid	$2.10	100.0%	$2.60	100.0%	$3.20	100.0%

        The Company has made Taxable REIT Subsidiary elections for all of its corporate subsidiaries other than its Qualified REIT Subsidiaries. The elections, effective for the year beginning January 1, 2001 and future years were made pursuant to Section 856(l) of the Internal Revenue Code. The income tax benefit (provision) of the TRSs for the years ended December 31, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
Current	$(11)	$(264)	$—
Deferred	9,213	5,025	(1,126)

Income tax benefit (provision)	$9,202	$4,761	$(1,126)

        Income tax benefit (provision) of the TRSs for the years ended December 31, 2010, 2009 and 2008 are reconciled to the amount computed by applying the Federal Corporate tax rate as follows:

	2010	2009	2008
Book (loss) income for TRSs	($19,896)	($15,371)	$879

Tax at statutory rate on earnings from continuing operations before income taxes	$6,765	$5,226	$(299)
Other	2,437	(465)	(827)

Income tax benefit (provision)	$9,202	$4,761	$(1,126)

        The net operating loss carryforwards are currently scheduled to expire through 2030, beginning in 2021. Net deferred tax assets of $19,525 and $11,866 were included in deferred charges and other assets, net at December 31, 2010 and 2009, respectively. The tax effects of temporary differences and carryforwards of the TRSs included in the net deferred tax assets at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Net operating loss carryforwards	$20,292	$10,380
Property, primarily differences in depreciation and amortization, the tax basis of land assets and treatment of certain other costs	(3,097)	(646)
Other	2,330	2,132

Net deferred tax assets	$19,525	$11,866

        The following is a reconciliation of the unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Unrecognized tax benefits at beginning of year	$2,420	$2,201	$1,906
Gross increases for tax positions of current year	—	651	647
Gross decreases for tax positions of current year	(2,420)	(432)	(352)

Unrecognized tax benefits at end of year	$—	$2,420	$2,201

        The tax years 2007 through 2009 remain open to examination by the taxing jurisdictions to which the Company is subject. The Company does not expect that the total amount of unrecognized tax benefit will materially change within the next 12 months.